TYPE                13F-HR
PERIOD              06/30/05
FILER
     CIK            0000898373
     CCC            2jjjj#jj
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          973-467-7635

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

Report for the Calendar Year of Quarter ended: June 30,2005

Check here if Amendment  [  ]; Amendment Number: ___
  This Amendment  (Check only one.): [  ] is a restatement
                                     [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      DAVID A. ROCKER
Address:   45 ROCKEFELLER PLAZA
           NEW YORK, NY  10111


Form 13F File Number: 28-3470
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       DAVID A. ROCKER
Title:      GENERAL PARTNER
Phone:      212-397-1220

Signature, Place, and Date of Signing:

           David A. Rocker                NEW YORK, NY       August 10, 2005
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              1

Form 13F Information Table Entry Total:         31

Form 13F Information Table Value Total:    $  461,721
                                            (thousands)


List of Other Inlcluded Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of All institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column heading and list entries.]

      No.              Form 13F File Number        Name
       1                   28-3470             MARC C. COHODES

                                                     FORM 13F INFORMATION TABLE
                                                     VALUE       SHARES/   SH/ PUT/INVSTMT OTHER        VOTING AUTHORITY
      NAME  OF ISSUER       TITLE OF CLA    CUSIP    (X$1000)    PRN AMT   PRN CALLDSCRETN MANAGERSSOLE   SHARED     NONE
---------------------------------------------------------------------------------------------------------- -------- --------
Apollo Group                CLA         037604105             518     6,627 SH      OTHER  01                  6,627
Ati Technologies Inc        COM         001941103          17,897 1,510,303 SH      OTHER  01              1,510,303            -
C-COR Inc                   COM         125010108          29,837 4,355,741 SH      OTHER  01              4,355,741            -
Cerner Corp                 COM         156782104           2,466    36,287 SH      OTHER  01                  6,793    29,494
Cerner Corp                 PUT         156782954           1,223    18,000 SH PUT  OTHER  01                 18,000
Fairfax Financial Holdings  SUB VTG     303901102             877     5,285 SH      OTHER  01                      0      5,285
Gartner Inc                 COM         366651107          45,158 4,252,200 SH      OTHER  01              4,252,200
Interwoven Inc              COM NEW     46114t508          26,996 3,585,183 SH      OTHER  01              3,585,183
IShares Russell 2000 Index FRUSSELL 2000464287655          17,186   269,800 SH      OTHER  01                269,800
Krispy Kreme Doughnuts Inc  COM         501014104           4,719   678,037 SH      OTHER  01                 21,000  657,037
Lexar Media Inc.            COM         52886p104          17,730 3,610,959 SH      OTHER  01              3,610,959
Microsoft Corp              COM         594918104          29,808 1,200,000 SH      OTHER  01              1,200,000
Nasdaq 100 TR Unit SER 1    UNIT SER 1  631100104           5,742   156,108 SH      OTHER  01                156,108
Navarre Corp                COM         639208107           1,704   213,188 SH      OTHER  01                  4,528208,660
Navarre Corp                PUT         639208957           6,490   812,300 SH PUT  OTHER  01                812,300
Newmont Mng Corp Hldng      COM         651639106          26,373   675,700 SH      OTHER  01                675,700
Novastar Financial Inc      COM         669947400          15,264   389,887 SH      OTHER  01                 34,600355,287
Omnivision Tech Inc         PUT         682128953          21,684 1,595,600 SH PUT  OTHER  01              1,595,600
Open Text Corp              PUT         683715956           2,569   181,400 SH PUT  OTHER  01                181,400
Overstock.com Inc           COM         690370101          10,767   302,457 SH      OTHER  01                 49,224253,233
Overstock.com Inc           PUT         690370951           2,848    80,000 SH PUT  OTHER  01                 80,000
Palmsource Inc              COM         697154102          13,838 1,628,034 SH      OTHER  01                904,334723,700
Powerwave Technologies Inc  COM         739363109          58,225 5,697,199 SH      OTHER  01              5,697,199
Powerwave Technologies Inc  CALL        739363909           2,555   250,000 SH CALL OTHER  01                250,000
Ryerson Tull Inc (New)      COM         78375P107          16,671 1,168,285 SH      OTHER  01              1,168,285
SAFEWAY INC                 COM         786514208          40,574 1,796,100 SH      OTHER  01              1,796,100
Take Two Interactive SoftwarPUT         874054959           1,713    67,300 SH PUT  OTHER  01                 67,300
Taser Intl Inc              COM         87651b104           6,790   676,316 SH      OTHER  01                126,300550,016
Tasr Intl Inc               PUT         87651b954          22,950 2,285,900 SH PUT  OTHER  01              2,285,900      0
Temper-Pedic Intl           PUT         88023u951           3,748   169,000 SH PUT  OTHER  01                169,000
TheStreet.com Inc           COM         88368q103           6,796 1,919,765 SH      OTHER  01              1,919,765

 /TEXT
 /DOCUMENT
 /SUBMISSION